OTHER EXPENSE, NET - Summary (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER EXPENSE, NET
Restructuring and other		$ 14	$ 32	$ 34
Acquisition cost adjustments		2	10	19
Ghana Investment Agreement	$ 27			27
Other		16	16	36
Other expense, net		$ 32	$ 58	$ 116